Note 6 - Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are managed by T. Rowe Price. T. Rowe Price is the trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund.

The Plan offers IDACORP common stock as an investment option for participants. IDACORP is the parent company of the sponsoring employer; therefore, these transactions qualify as party-in-interest transactions. At December 31, 2025 and 2024, the Plan held 654,531 and 681,950 shares, respectively, of common stock of IDACORP, with a cost basis of $46,027,503 and $44,224,341, respectively.

During the year ended December 31, 2025, the Plan recorded dividend income from IDACORP of $2,099,859.